Other long-term liabilities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Green Equity Units issued (in shares)	23,000,000
Green Equity Units, annual distributions (percent)	7.75%
Green Equity Units, share purchase contract, interest rate (percent)	6.57%
Contract adjustment payments, excluding interest	$ 222,378
Contract adjustment payments, accretion period	3 years
Transfers from advances in aid of construction to contributions in aid of construction		$ 238	$ 1,299
Undiscounted, unescalated cost of environmental cleanup activities		46,187	48,346
Environmental remediation obligation		40,772	42,457	$ 55,224
Accrual for environmental loss contingencies to be incurred over next three years		$ 25,713
Remaining period to incur cash flows for environmental cleanup		27 years
Regulatory assets		$ 1,327,683	1,271,501
Equity Method Investee
Debt Instrument [Line Items]
Note payable to related party				$ 25,808
Related Party
Debt Instrument [Line Items]
Note payable to related party		$ 25,808	25,808
Note payable to related party
Debt Instrument [Line Items]
Interest rate (percent)				4.00%
Preferred shares, Series C | St. Leon Wind Energy LP
Debt Instrument [Line Items]
Redeemable preferred stock issued (in shares)		100
Debt instrument, redeemed amount		$ 14,515
Gain (loss) on settlement		$ 2,377
Environmental costs
Debt Instrument [Line Items]
Environmental remediation, rate recovery period		7 years
Regulatory assets		$ 66,779	$ 70,529
Minimum
Debt Instrument [Line Items]
Other liability repayment period		5 years
Accrual for environmental cleanup, discount rate (percent)		3.40%
Maximum
Debt Instrument [Line Items]
Other liability repayment period		40 years
Accrual for environmental cleanup, discount rate (percent)		4.30%
Senior unsecured notes (Green Equity Units) | Senior Unsecured Notes
Debt Instrument [Line Items]
Proceeds from green equity units	$ 1,150,000
Weighted average coupon	1.18%	1.18%